(LOGO) THE YACKTMAN FUNDS

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                               3RD QUARTER REPORT
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                                                              September 30, 1999

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This report is submitted for the general information of shareholders of The
Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully.

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THE YACKTMAN FUNDS, INC.
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MESSAGE TO SHAREHOLDERS
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Dear Fellow Shareholder:                                                 (PHOTO)

  Listed below are the results of the Funds over various time periods.

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                                   THE YACKTMAN              THE YACKTMAN
                                   FUND AVERAGE          FOCUSED FUND AVERAGE
TIME PERIOD                       ANNUAL RETURNS            ANNUAL RETURNS
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One Year (10/1/98 - 9/30/99)           (1.6)%                   (6.8)%
Three Years (10/1/96 - 9/30/99)          4.0%                      N/A
Five Years (10/1/94 - 9/30/99)          10.8%                      N/A
Since Inception (7/6/92
    and 5/1/97, respectively)            8.2%                   (1.1)%

The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
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  Value investing has indeed been out of favor over the last couple of years.
The performance of value investors has suffered as most of the stock market's gains have been attributable to the very large popular technology stocks. The median U.S. stock is actually down about 20% since April, 1998. The current stock market is very similar to the 1972_73 "Nifty Fifty" phenomenon as shown by the following interesting statistics based on trailing earnings (estimated earnings would cause very little relative change in these numbers):

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                             P/E RATIO
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S&P 500 Index Average            28
S&P 500 Index Median             21
Largest 25 in Market Cap         38
Other 475 in Market Cap        20.5
The Yacktman Fund                14
The Yacktman Focused Fund        13
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THE YACKTMAN FUNDS, INC.
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     The powerful growth companies fell in both absolute and relative terms in
1974. We could see a similar pattern ahead. While Microsoft, Intel, Cisco, etc. have made many millionaires, it is also important to remember how many popular stocks, particularly technology oriented ones, don't work out as planned. I have witnessed many "roman candles" and disappointments in growth investments over the years.

  I recently received a post card in the mail which said, "If you had invested $1,001 in Iridium (the satellite cellular telephone company) at the end of its first day's trading, June 10, 1997, how much would you have today?" When I turned it over it said, "Absolutely nothing." When I took my first investment course in college, the "can't miss," most popular stock was Zenith Electronics. They made color TV sets and dominated the market. They are now bankrupt, too.

When I was in graduate school the "got to own" stock was Avon Products. It was the most popular consumer growth stock of the time. Since September, 1966, Avon is up 2.6 times while the S&P is up 17.6 times. On the other hand, two of the most unloved stocks in 1966 were Disney and Philip Morris. However, Disney is up 290 times and Philip Morris 253 times over the same time period.

When I joined a large investment counseling firm for my first full-time investment job in 1968, the three "must own" technology stocks were Burroughs (now Unisys), IBM and Xerox. Since then, they are up 2.8, 6.5, and 3.1 times, respectively, while the S&P is up 13.5 times. Thus, popularity does not guarantee a stock will be a successful investment.

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While growth stock investing focuses on earnings growth and/or its companions, revenue growth and stock price momentum, value investing focuses on low prices relative to normalized earnings and/or its companions, low price to revenues and book value. We continue to believe in a strategy which encompasses buying growing businesses, but only if value techniques support the purchase price. We are able to purchase growing companies at value prices for a number of reasons. Sometimes their earnings have temporarily declined or they are subject to unpopular events or lawsuits. However, we continue to have a long term perspective, remain objective in all of our decisions, and continue to have a lot of our own money in the Funds.

Sincerely,

/s/Donald A. Yacktman

Donald A. Yacktman
President

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THE YACKTMAN FUND
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TOP TEN EQUITY HOLDINGS
September 30, 1999 (Unaudited)
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                               PERCENTAGE OF
                                NET ASSETS
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Department 56, Inc.                14.8%
Philip Morris Cos., Inc.           14.2%
Dentsply International, Inc.       12.4%
First Data Corp.                   11.6%
Franklin Covey Co.                  5.7%
United Asset Management Corp.       5.2%
First Health Group Corp.            4.4%
Block H&R, Inc.                     3.7%
Jostens, Inc.                       3.6%
Bandag, Inc., Class A               3.5%
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TOTAL                              79.1%
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PURCHASES & SALES
For the Quarter Ended September 30, 1999 (Unaudited)
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                                             NET SHARES           CURRENT
NEW PURCHASES                                PURCHASED          SHARES HELD
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SERVICEMASTER CO.
A network of service companies
providing lawn care, pest control,
residential and commercial
cleaning, home inspection and
facilities management services.                50,000              50,000
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                                             NET SHARES           CURRENT
PURCHASES                                    PURCHASED          SHARES HELD
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Gartner Group, Inc., Class B                  107,500             107,500

Reebok International Ltd.                      20,000             390,000

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                                             NET SHARES            CURRENT
SALES                                           SOLD             SHARES HELD
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Bandag, Inc., Class A                          82,700               191,300
Block H&R, Inc.                                50,000               120,000
Dentsply International, Inc.                   10,000               759,000
Department 56, Inc.                             5,000               865,000
First Data Corp.                               70,000               370,000
First Health Group Corp.                      165,000               275,000
Franklin Covey Co.                            276,500             1,030,000
Fruit of the Loom, Inc.                        65,900               384,100
Gartner Group, Inc., Class A                  107,500                     -
Jostens, Inc.                                 136,300               263,700
Luxottica Group ADR                           250,000               100,000
Rollins, Inc.                                 145,000                     -
Tupperware Corp.                               40,000               230,000
United Asset Management Corp.                  40,000               380,000
Valassis Communications, Inc.                  70,000                80,000
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THE YACKTMAN FUND
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PORTFOLIO OF INVESTMENTS
September 30, 1999 (Unaudited)
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                                           NUMBER
                                         OF SHARES             VALUE
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COMMON STOCKS - 99.0%

APPAREL/SHOES - 3.9%
Fruit of the Loom, Inc.<F1>               384,100          $ 1,272,331
Reebok International Ltd.<F1>             390,000            4,168,125
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                                                             5,440,456
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CONSUMER GOODS - 1.4%
Luxottica Group ADR                       100,000            1,906,250
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EDUCATIONAL SERVICES - 9.3%
Franklin Covey Co.<F1>                  1,030,000            7,918,125
Jostens, Inc.                             263,700            5,043,263
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                                                            12,961,388
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FINANCIAL SERVICES - 16.8%
First Data Corp.                          370,000           16,233,750
United Asset Management Corp.             380,000            7,315,000
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                                                            23,548,750
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FOOD/TOBACCO - 14.2%
Philip Morris Cos., Inc.                  580,000           19,828,750
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HOME FURNISHINGS - 14.8%
Department 56, Inc.<F1>                   865,000           20,705,937
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HOUSEHOLD PRODUCTS - 6.1%
Clorox Co.                                100,000            3,825,000
Tupperware Corp.                          230,000            4,657,500
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                                                             8,482,500
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MEDICAL SERVICES - 4.4%
First Health Group Corp.<F1>              275,000            6,170,313
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                                          NUMBER
                                         OF SHARES             VALUE
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MEDICAL SUPPLIES - 12.4%
Dentsply International, Inc.              759,000          $17,267,250
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RETAILING - 2.9%
Intimate Brands, Inc.                     105,000            4,088,438
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SERVICES - 9.3%
Block H&R, Inc.                           120,000            5,212,500
Gartner Group, Inc., Class B<F1>          107,500            1,793,906
Jenny Craig, Inc.<F1>                     750,000            1,734,375
Servicemaster Co.                          50,000              803,125
Valassis Communications, Inc.<F1>          80,000            3,515,000
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                                                            13,058,906
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TIRES AND RUBBER - 3.5%
Bandag, Inc., Class A                     191,300            4,830,325
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Total Common Stocks
(cost $135,453,501)                                        138,289,263
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<F1> Non-income producing

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THE YACKTMAN FUND
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PORTFOLIO OF INVESTMENTS (Cont'd.)
September 30, 1999 (Unaudited)
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                                         PRINCIPAL
                                          AMOUNT               VALUE
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DEMAND NOTES
(VARIABLE RATE) - 1.2%

General Mills, Inc.                    $1,441,261           $1,441,261
Pitney Bowes Credit Corp.                 284,728              284,728
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Total Demand Notes
(cost $1,725,989)                                            1,725,989
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Total Investments - 100.2%
(cost $137,179,490)                                        140,015,252

Liabilities less Other Assets - (0.2)%                       (237,864)
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Net Assets - 100% (equivalent
  to $9.78 per share based on
  14,286,432 shares outstanding)                          $139,777,388
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THE YACKTMAN FOCUSED FUND
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PURCHASES & SALES
For the Quarter Ended September 30, 1999 (Unaudited)
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                                        NET SHARES            CURRENT
PURCHASES                                PURCHASED          SHARES HELD
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Block H&R, Inc.                            10,000               10,000

Gartner Group, Inc., Class B               25,000               25,000

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                                        NET SHARES            CURRENT
SALES                                      SOLD             SHARES HELD
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Dentsply International, Inc.                2,000               26,000

First Health Group Corp.                   10,000               25,000

Franklin Covey Co.                          8,100               96,900

Gartner Group, Inc., Class A               32,500                    -

Jostens, Inc.                               5,000               30,000

Rollins, Inc.                              30,000                    -

United Asset Management Corp.               5,000               30,000

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THE YACKTMAN FOCUSED FUND
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PORTFOLIO OF INVESTMENTS
September 30, 1999 (Unaudited)
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                                          NUMBER
                                         OF SHARES             VALUE
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COMMON STOCKS - 95.6%

APPAREL/SHOES - 4.1%
Fruit of the Loom, Inc.<F1>                50,000             $165,625
Reebok International Ltd.<F1>              30,000              320,625
                                                          ------------
                                                               486,250
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EDUCATIONAL SERVICES - 11.1%
Franklin Covey Co.<F1>                     96,900              744,919
Jostens, Inc.                              30,000              573,750
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                                                             1,318,669
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FINANCIAL SERVICES - 19.6%
First Data Corp.                           40,000            1,755,000
United Asset Management Corp.              30,000              577,500
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                                                             2,332,500
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FOOD/TOBACCO - 14.3%
Philip Morris Cos., Inc.                   50,000            1,709,375
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HOME FURNISHINGS - 26.2%
Department 56, Inc.<F1>                   130,000            3,111,875
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MEDICAL SERVICES - 4.7%
First Health Group Corp.<F1>               25,000              560,937
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MEDICAL SUPPLIES - 5.0%
Dentsply International, Inc.               26,000              591,500
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RETAILING - 3.4%
Intimate Brands, Inc.                      10,500              408,844
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SERVICES - 7.2%
Block H&R, Inc.                            10,000              434,375
Gartner Group, Inc., Class B<F1>           25,000              417,188
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                                                               851,563
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Total Common Stocks
(cost $13,639,047)                                          11,371,513
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                                         PRINCIPAL
                                          AMOUNT               VALUE
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DEMAND NOTES
(VARIABLE RATE) - 3.5%

General Mills, Inc.                       $10,691              $10,691
Wisconsin Corp. Central
   Credit Union                           383,189              383,189
Wisconsin Electric Power Co.               25,478               25,478
                                                          ------------

Total Demand Notes
(cost $419,358)                                                419,358
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                                          NUMBER
                                       OF CONTRACTS            VALUE
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PUT OPTIONS PURCHASED - 0.2%

Philip Morris Cos., Inc.
  Expiring Jan. 2000 @ $30.00                 200              $18,750
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Total Put Options Purchased
(cost $40,500)                                                  18,750
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Total Investments - 99.3%
(cost $14,098,905)                                          11,809,621

Other Assets less Liabilities - 0.7%                            77,972
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Net Assets - 100% (equivalent
  to $9.32 per share based on
  1,275,032 shares outstanding)                            $11,887,593
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<F1> Non-income producing
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FOR FUND INFORMATION,
CALL 1-800-525-8258
FOR SHAREHOLDER SERVIES,
CALL 1-800-457-6033
WEB SITE: WWW.YACKTMAN.COM



THE YACKTMAN FUNDs, INC.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202
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YA-412-1099